Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets	The following table summarizes the Company’s intangible assets (dollars in thousands):

	March 31,	December 31,
Intangible assets	2026	2025
Gross intangible assets	$426,510	$281,356
Accumulated amortization	(234,851)	(254,686)
Intangible assets	$191,659	$26,670
Weighted average remaining amortization period in years	2	1
The following table summarizes the Company’s intangible assets (dollars in thousands):

	December 31,
Intangible assets	2025	2024
Gross in tangible assets	$281,356	$336,678
Accumulated amortization	(254,686)	(261,717)
In tangible assets	$26,670	$74,961
Weighted average remaining amortization period in years	1	2

Schedule of the estimated annual amortization of intangible assets

The following table summarizes the estimated annual amortization for each of the five succeeding fiscal years and thereafter (in thousands):

Depreciation and
Amortization
2026	$22,689
2027	3,981
2028	—
2029	—
2030	—
Thereafter	—
$26,670